Financial risk management - Foreign exchange or currency risk (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Cash	$ 102,208,807	$ 22,638,300	$ 7,407,122
U.S. dollars
Financial risk management
Cash	99,118,059	9,255,266
Gross accounts receivable balance	22,017,575	24,011,673
Accounts payable	$ 15,530,451	$ 14,547,342
Currency risk [member]
Financial risk management
Percentage of shift of foreign currency exchange rates	10.00%
Change in foreign exchange gain or loss on net monetary assets from 10% shift in foreign currency exchange rates	$ 8,253,848